Critical Accounting Judgements, Estimates And Assumptions - Additional Information (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents	$ 63,672,558	$ 67,408,215	$ 161,790,147	$ 123,417,716
Deposits from banks	$ 5,200,486	$ 62,284,779